Note 17 - Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-capital loss carry-forwards from U.S.	$ 4,149	$ 1,418
Stock-based compensation	405	95
Research and development expenses	198	236
Intangible asset	221	0
Reserves and others	152	127
Deferred Tax Assets, Gross	20,701	17,325
Property, plant and equipment	(18)	0
Valuation allowances for deferred tax assets	(20,683)	(17,325)
Net deferred tax assets	0	0
Canada Revenue Agency [Member]
Non-capital loss carry-forwards from foreign entity	4	0
Israel Tax Authority [Member]
Non-capital loss carry-forwards from foreign entity	$ 15,572	$ 15,449